Segmented and geographic information (Tables)	12 Months Ended
Oct. 31, 2018
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Detailed Report of Segments and Geographic Areas

Results by reporting segments and geographic areas

$ millions, for the year ended October 31		Canadian Personal and Small Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total	Canada (1)	U.S. (1)	Caribbean (1)	Other countries (1)
2018	Net interest income (2)	$6,167	$1,120	$1,236	$1,413	$129	$10,065	$7,963	$1,204	$793	$105
	Non-interest income	1,976	3,219	530	1,487	557	7,769	6,030	895	567	277
	Intersegment revenue (3)	462	(474)	–	12	–	–	n/a	n/a	n/a	n/a
	Total revenue	8,605	3,865	1,766	2,912	686	17,834	13,993	2,099	1,360	382
	Provision for (reversal of) credit losses	741	5	79	(30)	75	870	740	57	75	(2)
	Amortization and impairment (4)	98	9	107	4	439	657	469	136	44	8
	Other non-interest expenses	4,297	2,059	916	1,488	841	9,601	7,655	1,231	530	185
	Income (loss) before income taxes	3,469	1,792	664	1,450	(669)	6,706	5,129	675	711	191
	Income taxes (2)	922	485	99	381	(465)	1,422	1,021	288	72	41
	Net income (loss)	$2,547	$1,307	$565	$1,069	$(204)	$5,284	$4,108	$387	$639	$150
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$17	$17	$–	$–	$17	$–
	Equity shareholders	2,547	1,307	565	1,069	(221)	5,267	4,108	387	622	150
	Average assets (5)	$259,130	$55,713	$42,028	$166,231	$75,339	$598,441	$476,224	$80,935	$31,101	$10,181
2017	Net interest income (2)	$5,752	$984	$545	$1,647	$49	$8,977	$7,829	$449	$639	$60
	Non-interest income	2,193	3,045	331	1,164	570	7,303	5,720	675	646	262
	Intersegment revenue (3)	427	(439)	–	12	–	–	n/a	n/a	n/a	n/a
	Total revenue	8,372	3,590	876	2,823	619	16,280	13,549	1,124	1,285	322
	Provision for (reversal of) credit losses	766	16	84	(4)	(33)	829	730	68	31	–
	Amortization and impairment (4)	87	9	33	5	408	542	431	64	39	8
	Other non-interest expenses	4,261	2,012	501	1,368	887	9,029	7,534	805	518	172
	Income (loss) before income taxes	3,258	1,553	258	1,454	(643)	5,880	4,854	187	697	142
	Income taxes (2)	838	415	55	364	(510)	1,162	928	88	110	36
	Net income (loss)	$2,420	$1,138	$203	$1,090	$(133)	$4,718	$3,926	$99	$587	$106
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$19	$19	$–	$–	$19	$–
	Equity shareholders	2,420	1,138	203	1,090	(152)	4,699	3,926	99	568	106
	Average assets (5)	$246,316	$50,832	$19,905	$156,440	$68,872	$542,365	$451,831	$52,023	$28,553	$9,958
2016	Net interest income (2)	$5,473	$930	$169	$1,958	$(164)	$8,366	$7,639	$64	$577	$86
	Non-interest income	1,896	2,732	216	787	1,038	6,669	5,208	576	620	265
	Intersegment revenue (3)	379	(390)	–	11	–	–	n/a	n/a	n/a	n/a
	Total revenue	7,748	3,272	385	2,756	874	15,035	12,847	640	1,197	351
	Provision for (reversal of) credit losses	736	29	(2)	155	133	1,051	890	93	22	46
	Amortization and impairment (4)	91	13	14	5	339	462	374	46	35	7
	Other non-interest expenses	4,023	1,877	274	1,323	1,012	8,509	7,295	556	473	185
	Income (loss) before income taxes	2,898	1,353	99	1,273	(610)	5,013	4,288	(55)	667	113
	Income taxes (2)	738	362	12	281	(675)	718	616	(13)	87	28
	Net income (loss)	$2,160	$991	$87	$992	$65	$4,295	$3,672	$(42)	$580	$85
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$20	$20	$–	$–	$20	$–
	Equity shareholders	2,160	991	87	992	45	4,275	3,672	(42)	560	85
	Average assets (5)	$222,642	$46,555	$8,423	$154,805	$76,715	$509,140	$420,432	$53,694	$27,599	$7,415

(1)	Net income and average assets are allocated based on the geographic location where they are recorded.
(2)

U.S. Commercial Banking and Wealth Management and Capital Markets net interest income and income taxes include taxable equivalent basis (TEB) adjustments of $2 million and $278 million, respectively (2017: $2 million and $298 million, respectively; 2016: nil and $474 million, respectively) with an equivalent offset in Corporate and Other.

(3)	Intersegment revenue represents internal sales commissions and revenue allocations under the Manufacturer/Customer Segment/Distributor Management Model.
(4)	Comprises amortization and impairment of buildings, furniture, equipment, leasehold improvements, and software and other intangible assets.
(5)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
n/a	Not applicable.

Breakdown of revenue from reporting segments

The following table provides a breakdown of revenue from our reporting segments:

$ millions, for the year ended October 31	2018	2017 (1)	2016
Canadian Personal and Small Business Banking
Personal and small business banking	$8,556	$8,033	$7,675
Other	49	339	73
	$8,605	$8,372	$7,748
Canadian Commercial Banking and Wealth Management
Commercial banking	$1,488	$1,324	$1,211
Wealth management	2,377	2,266	2,061
	$3,865	$3,590	$3,272
U.S. Commercial Banking and Wealth Management (2)
Commercial banking	$1,197	$532	$166
Wealth management	563	324	217
Other	6	20	2
	$1,766	$876	$385
Capital Markets (2)
Global markets	$1,674	$1,601	$1,645
Corporate and investment banking	1,229	1,216	1,093
Other	9	6	18
	$2,912	$2,823	$2,756
Corporate and Other (2)
International banking	$663	$723	$722
Other	23	(104)	152
	$686	$619	$874

(1)	Certain information has been reclassified to conform to the funds transfer pricing methodology adopted in the current year relating to CIBC Bank USA.
(2)

U.S. Commercial Banking and Wealth Management and Capital Markets revenue includes a TEB adjustment of $2 million and $248 million, respectively (2017: $2 million and $298 million, respectively; 2016: nil and $474 million, respectively) with an equivalent offset in Corporate and Other.